Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Beginning balance	$ 457	$ 376
Reserve for doubtful accounts	217	216
Write-offs, net of recoveries	(309)	(135)
Ending balance	$ 365	$ 457